Stockholders' equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-vested, Number Of Options Outstanding	341,686
Non-vested, Number Of Options Granted	545,000	590,000
Non-vested, Number Of Options Vested	(256,973)
Non-vested, Number Of Options Forfeited	(30,239)
Non-vested, Number Of Options Outstanding	599,474	341,686
Non-vested, Weighted Average Grant Date Fair Value	$ 1.81
Granted, Weighted Average Grant Date Fair Value	$ 2.17	$ 0.22
Vested, Weighted Average Grant Date Fair Value	$ 1.87
Forfeited, Weighted Average Grant Date Fair Value	$ 2.11
Non-vested, Weighted Average Grant Date Fair Value	$ 2.10	$ 1.81